Note 19 - Fair Value Measurements (Tables)	12 Months Ended
Mar. 31, 2013
Note 19 - Fair Value Measurements (Tables) [Line Items]
Fair Value, Assets Measured on Recurring Basis [Table Text Block]
	Thousands of Yen
				Total
March 31, 2012	Level 1	Level 2	Level 3	2012
Assets―
Available-for-sale securities―equity securities	¥860,914	－	－	¥860,914
	Thousands of Yen
				Total
March 31, 2013	Level 1	Level 2	Level 3	2013
Assets―
Available-for-sale securities―equity securities	¥1,309,923	－	－	¥1,309,923

Fair Value Measurements, Nonrecurring [Table Text Block]
	Thousands of Yen
March 31, 2012	Level 1	Level 2	Level 3	Impairment Loss

Assets:
Non-marketable securities―equity securities	－	－	¥28,319	¥71,681
Trademark	－	－	155,000	37,000
	－	－	¥183,319	¥108,681
	Thousands of Yen
March 31, 2013	Level 1	Level 2	Level 3	Impairment Loss

Assets:
Non-marketable securities―equity securities	－	－	－	－
Trademark	－	－	¥107,000	¥48,000
	－	－	¥107,000	¥48,000

Fair Value Inputs, Assets, Quantitative Information [Table Text Block]
	Thousands of Yen
March 31, 2012	Fair value	Valuation technique	Unobservable inputs	Range

Trademark	¥155,000	Relief from royalty method	Discount Rate	7.8%
			Royalty rate	0.4%
	Thousands of Yen				Thousands of U.S. Dollars
March 31, 2013	Fair value	Valuation technique	Unobservable inputs	Range	Fair value

Trademark	¥107,000	Relief from royalty method	Discount Rate	7.5%	$1,136
			Royalty rate	0.3%

US Dollars [Member]
Note 19 - Fair Value Measurements (Tables) [Line Items]
Fair Value, Assets Measured on Recurring Basis [Table Text Block]
	Thousands of U.S. Dollars
				Total
March 31, 2013	Level 1	Level 2	Level 3	2013
Assets―
Available-for-sale securities―equity securities	$13,912	－	－	$13,912

Fair Value Measurements, Nonrecurring [Table Text Block]
	Thousands of U.S. Dollars
March 31, 2013	Level 1	Level 2	Level 3	Impairment Loss

Assets:
Non-marketable securities―equity securities	－	－	－	－
Trademark	－	－	$1,136	$510
	－	－	$1,136	$510